UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2013
                                                    --------------

Check here if Amendment  [   ]; Amendment Number:
       This Amendment  (Check only one.):  [     ]  is a restatement.
                                           [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wallace R. Weitz
             ---------------------------------
Address:     Weitz Investment Management, Inc.
             ---------------------------------
             One Pacific Place, Suite 200
             ---------------------------------
             1125 South 103 Street
             ---------------------------------
             Omaha, Nebraska  68124-1071
             ---------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Wallace R. Weitz
             ---------------------------------
Title:       President
             ---------------------------------
Phone:       402-391-1980
             ---------------------------------

Signature, Place, and Date of Signing:

     /s/ Wallace R. Weitz              Omaha, Nebraska              5/14/13
    --------------------               ---------------              --------
    Signature                          City, State                  Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         -----------
Form 13F Information Table Entry Total:   59
                                         -----------
Form 13F Information Table Value Total:  $2,456,400
                                         (thousands)
                                         -----------

List of Other Included Managers:  None

Weitz Investment Management, Inc.                                      31-Mar-13
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE
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            COLUMN 1              COLUMN 2         COLUMN 3          COLUMN 4    COLUMN 5         COLUMN 6     COLUMN 7  COLUMN 8
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                                                                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING
         NAME OF ISSUER           TITLE OF CLASS   CUSIP            (x$1000)   PRN AMT  PRN CALL  DISCRETION   MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AON PLC                           SHS CL A         G0408V102         130,159  2,116,404 SH           Sole        N/A      Shared
ACCENTURE PLC IRELAND             SHS CLASS A      G1151C101          17,116    225,300 SH           Sole        N/A       Sole
WILLIS GROUP HOLDINGS PUBLIC      SHS              G96666105           3,949    100,000 SH           Sole        N/A       Sole
APACHE CORP                       COM              037411105          66,722    864,718 SH           Sole        N/A      Shared
APPLE INC                         COM              037833100             266        600 SH           Sole        N/A       Sole
ASCENT CAP GROUP INC              COM SER A        043632108           4,466     60,000 SH           Sole        N/A       Sole
AVON PRODS INC                    COM              054303102             332     16,000 SH           Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL        CL A             084670108          10,783         69 SH           Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL        CL B NEW         084670702         127,267  1,221,371 SH           Sole        N/A      Shared
BROWN & BROWN INC                 COM              115236101           9,932    310,000 SH           Sole        N/A       Sole
CNA FINL CORP                     COM              126117100           7,519    230,000 SH           Sole        N/A       Sole
CVS CAREMARK CORPORATION          COM              126650100          30,668    557,700 SH           Sole        N/A      Shared
CACI INTL INC                     CL A             127190304          18,259    315,520 SH           Sole        N/A       Sole
COINSTAR INC                      COM              19259P300          40,072    685,929 SH           Sole        N/A      Shared
COMPASS MINERALS INTL INC         COM              20451N101           6,707     85,000 SH           Sole        N/A       Sole
CUMULUS MEDIA INC                 CL A             231082108          11,121  3,300,000 SH           Sole        N/A       Sole
DIAGEO P L C                      SPON ADR NEW     25243Q205          15,881    126,200 SH           Sole        N/A       Sole
DIRECTV                           COM              25490A309         125,946  2,224,800 SH           Sole        N/A      Shared
DISNEY WALT CO                    COM DISNEY       254687106          20,437    359,800 SH           Sole        N/A       Sole
EXPRESS SCRIPTS HLDG CO           COM              30219G108          49,377    856,500 SH           Sole        N/A      Shared
FLIR SYS INC                      COM              302445101          66,736  2,565,770 SH           Sole        N/A      Shared
FTI CONSULTING INC                COM              302941109           6,749    179,204 SH           Sole        N/A       Sole
FIDELITY NATL INFORMATION SV      COM              31620M106          22,397    565,300 SH           Sole        N/A      Shared
GOOGLE INC                        CL A             38259P508          68,060     85,715 SH           Sole        N/A      Shared
HEWLETT PACKARD CO                COM              428236103          41,270  1,731,130 SH           Sole        N/A       Sole
ITT EDUCATIONAL SERVICES INC      COM              45068B109             447     32,450 SH           Sole        N/A       Sole
ICONIX BRAND GROUP INC            COM              451055107          71,914  2,779,810 SH           Sole        N/A      Shared
INTELLIGENT SYS CORP NEW          COM              45816D100           3,532  2,270,000 SH           Sole        N/A       Sole
INTERVAL LEISURE GROUP INC        COM              46113M108          54,592  2,511,142 SH           Sole        N/A      Shared
LABORATORY CORP AMER HLDGS        COM NEW          50540R409          55,279    612,850 SH           Sole        N/A      Shared
LIBERTY GLOBAL INC                COM SER C        530555309          99,349  1,447,600 SH           Sole        N/A      Shared
LIBERTY INTERACTIVE CORP          INT COM SER A    53071M104          78,552  3,674,100 SH           Sole        N/A      Shared
LIBERTY INTERACTIVE CORP          LBT VENT COM A   53071M880          18,435    243,918 SH           Sole        N/A      Shared
LIBERTY MEDIA CORP DELAWARE       CL A             531229102          55,204    494,530 SH           Sole        N/A      Shared
LIVE NATION ENTERTAINMENT IN      COM              538034109          67,216  5,433,800 SH           Sole        N/A      Shared
MARTIN MARIETTA MATLS INC         COM              573284106          75,668    741,700 SH           Sole        N/A      Shared
MICROSOFT CORP                    COM              594918104          58,244  2,035,778 SH           Sole        N/A      Shared
MOSAIC CO NEW                     COM              61945C103           7,451    125,000 SH           Sole        N/A       Sole
NATIONAL CINEMEDIA INC            COM              635309107          30,981  1,963,297 SH           Sole        N/A       Sole
OMNICARE INC                      COM              681904108          64,192  1,576,420 SH           Sole        N/A      Shared
OMNICOM GROUP INC                 COM              681919106          30,628    520,000 SH           Sole        N/A       Sole
ORACLE CORP                       COM              68389X105             291      9,000 SH           Sole        N/A       Sole
PRAXAIR INC                       COM              74005P104          13,943    125,000 SH           Sole        N/A       Sole
PRESTIGE BRANDS HLDGS INC         COM              74112D101           6,423    250,000 SH           Sole        N/A       Sole
RANGE RES CORP                    COM              75281A109          50,245    620,000 SH           Sole        N/A       Sole
REDWOOD TR INC                    NOTE 4.625% 4/1  758075AB1          18,806 17,000,000 SH           Sole        N/A       Sole
REDWOOD TR INC                    COM              758075402         112,584  4,856,938 SH           Sole        N/A      Shared
SANDRIDGE ENERGY INC              COM              80007P307          22,134  4,200,030 SH           Sole        N/A       Sole
SAPIENT CORP                      COM              803062108           6,997    574,000 SH           Sole        N/A       Sole
SOUTHWESTERN ENERGY CO            COM              845467109          46,860  1,257,660 SH           Sole        N/A      Shared
STARZ                             LIBRTY CAP COM A 85571Q102           4,209    190,000 SH           Sole        N/A       Sole
TARGET CORP                       COM              87612E106          56,486    825,214 SH           Sole        N/A      Shared
TEXAS INSTRS INC                  COM              882508104         100,784  2,840,600 SH           Sole        N/A      Shared
TRANSDIGM GROUP INC               COM              893641100          25,996    170,000 SH           Sole        N/A       Sole
US BANCORP DEL                    COM NEW          902973304             679     20,000 SH           Sole        N/A       Sole
UNITED PARCEL SERVICE INC         CL B             911312106          35,219    410,000 SH           Sole        N/A       Sole
VALEANT PHARMACEUTICALS INTL      COM              91911K102         156,248  2,082,750 SH           Sole        N/A      Shared
WELLS FARGO & CO NEW              COM              949746101          96,832  2,617,800 SH           Sole        N/A      Shared
XO GROUP INC                      COM              983772104          27,789  2,778,858 SH           Sole        N/A      Shared
                                                             --------------------------
                               59                                  2,456,400 86,073,275
                                                             --------------------------

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